INVESTMENTS - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025
Nidec Aerospace, LLC.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		49.00%
Xmobots Holding S. A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		36.92%
Collateral for obligations assumed	$ 25.1
Atech - Negocios em Tecnologia S.A. And Thyssenkrup Marine Systems GmbH | Agua Azuis Construcao Naval SPE Ltda.
Disclosure of subsidiaries [line items]
Interest Embraer		25.00%
Financiadora de Estudos e Projetos | Equity Investment Fund Aerospacial
Disclosure of subsidiaries [line items]
Interest Embraer		34.10%
Acumuladores Moura S.A. and Banco | Equity Investment Fund MSW Multi Corp Two
Disclosure of subsidiaries [line items]
Proportion of ownership interest in the associate		37.94%